ACQUISITIONS	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
ACQUISITIONS
2.	ACQUISITIONS

The Company did not complete any acquisitions during the year ended December 31, 2019. On January 19, 2018, the Company acquired six cemetery properties in Wisconsin and their related assets, net of certain assumed liabilities, for cash consideration of $2.5 million, of which $0.8 million was paid at closing. These properties had been managed by the Company since August 2016. The Company accounted for the purchase of these properties, which were not material individually or in the aggregate, under the acquisition method of accounting.